Xtrackers US Green Infrastructure Select Equity ETF Average Annual Total Returns		12 Months Ended	18 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive United States Green Infrastructure ESG Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(14.81%)	(19.25%)
S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	21.34%
Xtrackers US Green Infrastructure Select Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(14.98%)	(19.58%)
Xtrackers US Green Infrastructure Select Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(8.63%)	(14.62%)
Xtrackers US Green Infrastructure Select Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(14.59%)	(19.26%)
Performance Inception Date	Jul. 13, 2023